Other long-term liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Other long-term liabilities
Schedule of other long-term liabilities

	2011	2010
Asset retirement obligations	$52,336	$—
Net pension liability	2,243	—
Deferred revenue	1,623	—
Other	1,657	2,376

	$57,859	$2,376

Schedule of asset retirement obligations in acquisition of CPILP

2011
Asset retirement obligations beginning of year	$—
Asset retirement obligations assumed in acquisition	52,230
Accretion of asset retirement obligations	223
Foreign currency translation adjustments	(117)

Asset retirement obligations, end of year	$52,336